Fair Value Measurements - Summary of Estimated Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial assets:
Restricted cash	$ 9,886
Financial liabilities:
Long-term debt	2,210,198
Capital leases	917	$ 543
7% Senior Notes
Financial liabilities:
Long-term debt	367,854	366,859
Term Loan
Financial liabilities:
Long-term debt		406,047
New Term Loan
Financial liabilities:
Long-term debt	938,002
Carrying Amount
Financial assets:
Cash and cash equivalents	134,596	61,029
Restricted cash	13,153	2,414
Marketable securities	17,631	0
Financial liabilities:
Capital leases	917	543
Acquisition-related contingent considerations	486	496
Carrying Amount | 7% Senior Notes
Financial liabilities:
Long-term debt	367,854	366,859
Carrying Amount | Term Loan
Financial liabilities:
Long-term debt	0	406,047
Carrying Amount | 6% Senior Notes
Financial liabilities:
Long-term debt	880,889	0
Carrying Amount | New Term Loan
Financial liabilities:
Long-term debt	938,002	0
Carrying Amount | Other long-term debt
Financial liabilities:
Long-term debt	2,531	0
Carrying Amount | Revolving Credit Facility
Financial liabilities:
Long-term debt	0	26,977
Fair Value
Financial assets:
Cash and cash equivalents	134,596	61,029
Restricted cash	13,153	2,414
Marketable securities	17,631	0
Financial liabilities:
Capital leases	917	543
Acquisition-related contingent considerations	486	496
Fair Value | 7% Senior Notes
Financial liabilities:
Long-term debt	400,800	397,500
Fair Value | Term Loan
Financial liabilities:
Long-term debt	0	423,858
Fair Value | 6% Senior Notes
Financial liabilities:
Long-term debt	914,375	0
Fair Value | New Term Loan
Financial liabilities:
Long-term debt	956,750	0
Fair Value | Other long-term debt
Financial liabilities:
Long-term debt	2,531	0
Fair Value | Revolving Credit Facility
Financial liabilities:
Long-term debt	$ 0	$ 29,000